Fair Value - Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at beginning of year	$ (17,290)	$ (13,800)
Change in fair value included in earnings	$ (4,928)	$ (20,970)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of derivative financial liabilities	Change in fair value of derivative financial liabilities
Vesting of Earnout Shares	$ 22,218	$ 17,480
Transfer in and/or out of Level 3		0
Balance at end of year	0	(17,290)
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	0	7,364
Change in fair value included in earnings	0	(374)
Vesting of Earnout Shares	0	0
Transfer in and/or out of Level 3		(6,990)
Balance at end of year	0	0
Equity- method investees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	3,522	4,907
Change in fair value included in earnings	(1,567)	(1,385)
Vesting of Earnout Shares	0	0
Transfer in and/or out of Level 3		0
Balance at end of year	$ 1,955	$ 3,522